                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21666

                           Hatteras Master Fund, L.P.
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                                Raleigh, NC 27615
               (Address of principal executive offices) (Zip code)

                              David B. Perkins, CEO
                        Hatteras Investment Partners, LLC
                         8816 Six Forks Road, Suite #107
                                Raleigh NC 27615
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 919.846.2324

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2005 - June 30, 2006

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

                  TICKER   CUSIP    DATE OF         MATTER         MATTER     DID REGISTRANT  WHAT VOTE  FOR OR AGAINST
NAME OF ISSUER    SYMBOL  NUMBER     PROXY         VOTED ON     PROPOSED BY?       VOTE?      WAS CAST?    MANAGEMENT
--------------    ------  ------  -----------  ---------------  ------------  --------------  ---------  --------------
SECURITY CAPITAL  N/A     N/A     25-MAY-2006  Proposal I:      MGT           Yes             For        For Mgt
PREFERRED GROWTH                               For the
INCORPORATED                                   election of Mr.
                                               Anthony R.
                                               Manno, Jr. as a
                                               Class III
                                               director.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Hatteras Master Fund, LP


By (Signature and Title)* /s/ David B. Perkins
                          ---------------------------------------
                          David B. Perkins, CEO

Date 08/28/2005